Revenue - Schedule of Revenue Recognized in Consolidated Statements of Profit or Loss (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue
Sale of commercial products	€ 178,663	€ 35,659	€ 943
Rendering of services	21,659	4,434	751
Sale of clinical supply	319	8,534	3,719
Licenses	66,077	2,547	2,365
Total revenue	266,718	51,174	7,778
Revenue (geographical)
Total revenue	266,718	51,174	7,778
Goods or services transferred over time [member]
Revenue
Total revenue	21,659	4,434	751
Revenue (geographical)
Total revenue	21,659	4,434	751
Goods or services transferred at point in time [member]
Revenue
Total revenue	245,059	46,740	7,027
Revenue (geographical)
Total revenue	245,059	46,740	7,027
Commercial customers [Member]
Revenue
Total revenue	178,663	35,659	943
Revenue (geographical)
Total revenue	178,663	35,659	943
Collaboration partners and license agreements [Member]
Revenue
Total revenue	88,055	15,515	6,835
Revenue (geographical)
Total revenue	88,055	15,515	6,835
Europe [member]
Revenue
Total revenue	869	552
Revenue (geographical)
Total revenue	869	552
North America [member]
Revenue
Total revenue	191,677	44,156	6,856
Revenue (geographical)
Total revenue	191,677	44,156	6,856
Asia [member]
Revenue
Total revenue	74,172	6,466	922
Revenue (geographical)
Total revenue	€ 74,172	€ 6,466	€ 922